                             Aggressive Growth Fund
                                Growth Stock Fund
                            Tax-Efficient Equity Fund

      Supplement to Statement of Additional Information dated June 29, 1998

The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:


                             Average Annual Total Return                          Cumulative Total Return
                         -------------------------------------   ------------------------------------------------------------
                         Aggressive Growth    Growth Stock       Aggressive Growth      Growth Stock     Tax-Efficient Equity
                         Fund A Class         Fund A Class       Fund A Class           Fund A Class     Fund A Class
                         (At Offer)(1)(2)     (At Offer)(1)(2)   (At Offer)(1)(2)       (At Offer)(1)(2) (At Offer)(1)(2)(3)
                         -----------------    ----------------   -----------------      ---------------- --------------------
3 months ended
4/30/98                  N/A                  N/A                12.96%                 0.19%            4.86%

6 months ended
4/30/98                  N/A                  N/A                13.91%                 10.20%           15.77%

9 months ended
4/30/98                  N/A                  N/A                29.50%                 7.29%            13.27%

1 year ended
4/30/98                  87.14%               27.49%             87.14%                 27.49%           N/A

3 years ended
4/30/98                  36.72%               22.34%             N/A                    83.12%           N/A

5 years ended
4/30/98                  N/A                  16.34%             N/A                    113.09%          N/A

10 years ended
4/30/98                  N/A                  15.14%             N/A                    309.57%          N/A

Life of Fund(4)          27.99%               16.33%             165.68%                588.02%          22.06%


(1) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods.

(2) Reflects voluntary waivers and payments of expenses in effect during the periods. In the absence of such waivers and payments, performance would have been affected negatively.

(3) For the period beginning February 1, 1998 through December 31, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 Plan expenses otherwise payable by Class A Shares of Tax-Efficient Equity Fund. Such waiver has a favorable impact on Class A Shares.

(4) Aggressive Growth Fund A Class commenced operations on May 16, 1994. Growth Stock Fund A Class commenced operations on August 1, 1985. Tax-Efficient Equity Fund A Class commenced operations on June 27, 1997.


                            Average Annual Total Return                         Cumulative Total Return
                         ---------------------------------       ------------------------------------------------------------
                         Aggressive Growth    Growth Stock       Aggressive Growth      Growth Stock     Tax-Efficient Equity
                         Fund B Class         Fund B Class       Fund B Class           Fund B Class     Fund B Class
                         (Including           (Including         (Including             (Including       (Including
                         CDSC)(1)(2)          CDSC)(1)(2)        CDSC)(1)(2)            CDSC)(1)(2)      CDSC)(1)(2)(3)
                         -----------------    -----------        ------------------     ------------     --------------------
3 months ended
4/30/98                  N/A                  N/A                14.68%                 1.12%            6.04%

6 months ended
4/30/98                  N/A                  N/A                15.41%                 11.48%           17.46%

9 months ended
4/30/98                  N/A                  N/A                31.70%                 8.17%            14.65%

1 year ended
4/30/98                  92.12%               29.29%             92.12%                 29.29%           N/A


(1) Reflects voluntary waivers and payments of expenses in effect during the periods. In the absence of such waivers and reimbursements, performance would have been affected negatively.

(2) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.

(3) For the period June 27, 1997 (commencement of operations) through April 30, 1998 cumulative total return was 23.94% for Tax-Efficient Equity Fund B Class.

                       Delaware Group Adviser Funds, Inc.

    Supplement to Statement of Additional Information dated February 28, 1998


The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:

                                 Average Annual Total Return                         Cumulative Total Return
                    ---------------------------------------------------   ----------------------------------------------------
                    U.S. Growth      Overseas Equity    New Pacific       U.S. Growth       Overseas Equity    New Pacific
                    Fund A Class     Fund A Class       Fund A Class      Fund A Class      Fund A Class       Fund A Class
                    (At Offer)(1)(2) (At Offer)(1)(2)   (At Offer)(1)(2)  (At Offer)(1)(2)  (At Offer)(1)(2)   (At Offer)(1)(2)
                    ---------------- ----------------   ----------------  ----------------  ----------------   ----------------
3 months ended
10/31/97
                    N/A              N/A                N/A               (7.29%)           (14.66%)           (34.14%)
6 months ended
10/31/97
                    N/A              N/A                N/A               15.31%            (1.73%)            (28.61%)
9 months ended
10/31/97
                    N/A              N/A                N/A               12.96%            0%                 (29.58%)
1 year ended
10/31/97
                    25.55%           1.51%              (25.65%)          25.55%            1.51%              (25.65%)
3 years ended
10/31/97
                    19.34%           4.71%              (11.27%)          69.95%            14.80%             (30.15%)
Life of Fund(3)     15.15%           6.20%              (7.75%)           73.65%            26.52%             (24.14%)

(1) Effective November 2, 1998 the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods. Prior to May 6, 1996, the 12b-1 Plan fee payable by Class A Shares was 0.35% of average daily net assets. Beginning May 6, 1996, the 12b-1 Plan payments were set at 0.30%. Performance calculations for periods after May 6, 1996 have been calculated using the lower 12b-1 Plan fee rate.
(2) Certain expenses of each Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.
(3)    Each Fund's Class A Shares commenced operations on December 3, 1993.

                             Average Annual Total Return                         Cumulative Total Return
                --------------------------------------------------     -------------------------------------------------
                U.S. Growth       Overseas Equity    New Pacific       U.S. Growth       Overseas Equity    New Pacific
                Fund B Class      Fund B Class       Fund B  Class     Fund B Class      Fund B Class       Fund B Class
                (Including        (Including         (Including        (Including        (Including         (Including
                CDSC)(1)(2)       CDSC)(1)(2)        CDSC)(1)(2)       CDSC)(1)(2)       CDSC)(1)(2)        CDSC)(1)(2)
                -----------       ---------------    -------------     ------------      ---------------    ------------
3 months
ended
10/31/97        N/A               N/A                N/A               (6.72%)           (14.15%)           (33.64%)
6 months
ended
10/31/97        N/A               N/A                N/A               16.98%            (1.13%)            (28.27%)
9 months
ended
10/31/97        N/A               N/A                N/A               14.30%            0.49%              (29.27%)
1 year
ended
10/31/97        27.30%            1.96%              (25.58%)          27.30%            1.96%              (25.58%)

(1) Certain expenses of each Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.

                              Small Cap Value Fund

    Supplement to Statement of Additional Information dated February 3, 1998

The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:


                                      Average Annual Total Return               Cumulative Total Return
                                      Small Cap Value Fund A Class (At          Small Cap Value Fund A Class (At
                                      Offer)(1)                                 Offer)(1)
                                      --------------------------------          --------------------------------
3 months ended 11/30/97               N/A                                       (1.62%)
6 months ended 11/30/97               N/A                                       10.25%
9 months ended 11/30/97               N/A                                       18.83%
1 year ended 11/30/97                 28.55%                                    28.55%
3 years ended 11/30/97                22.59%                                    84.25%
5  years ended 11/30/97               16.27%                                    112.48%
10 years ended 11/30/97               19.16%                                    477.26%
Life of Fund(2)                       15.95%                                    368.76%


(1) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods.
(2)  Class A Shares commenced operation on June 24, 1987.


                                      Average Annual Total Return               Cumulative Total Return
                                      Small Cap Value Fund B Class              Small Cap Value Fund B Class
                                      (Including CDSC)(1)                       (Including CDSC)(1)
                                      ----------------------------              ----------------------------
3 months ended 11/30/97               N/A                                       (0.83%)
6 months ended 11/30/97               N/A                                       11.54%
9 months ended 11/30/97               N/A                                       20.36%
1 year ended 11/30/97                 30.36%                                    30.36%

(1) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.

                                   Trend Fund

     Supplement to Statement of Additional Information dated August 28, 1998


The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:

__________________________________________________________________________________________________________

                                      Average Annual Total Return               Cumulative Total Return
                                      Trend Fund A Class                        Trend Fund A Class
                                      (At Offer)(1)(2)                          (At Offer)(1)(2)
__________________________________________________________________________________________________________
3 months ended 6/30/98                N/A                                       (5.89%)
6 months ended 6/30/98                N/A                                       3.40%
9 months ended 6/30/98                N/A                                       (2.79%)
1 year ended 6/30/98                  16.85%                                    16.85%
3 years ended 6/30/98                 17.22%                                    61.06%
5  years ended 6/30/98                15.05%                                    101.62%
10 years ended 6/30/98                18.24%                                    433.98%
15 years ended 6/30/98                11.61%                                    419.25%
Life of Fund(3)                       9.55%                                     1,408.82%
__________________________________________________________________________________________________________

(1) Effective November 2, 1998 the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods.
(2) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(3)  Class A Shares commenced operations on October 3, 1968.

__________________________________________________________________________________________________________

                                      Average Annual Total Return               Cumulative Total Return
                                      Trend Fund B Class                        Trend Fund B Class
                                      (Including CDSC)(1)                       (Including CDSC)(1)
__________________________________________________________________________________________________________
3 months ended 6/30/98                N/A                                       (5.37%)
6 months ended 6/30/98                N/A                                       4.31%
9 months ended 6/30/98                N/A                                       (2.33%)
1 year ended 6/30/98                  18.09%                                    18.09%
__________________________________________________________________________________________________________

(1) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.

                               Decatur Income Fund
                            Decatur Total Return Fund
                                 Blue Chip Fund
                              Social Awareness Fund

    Supplement to Statement of Additional Information dated January 30, 1998


The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:

                        Average Annual Total Return                                  Cumulative Total Return
                    --------------------------------------  ------------------------------------------------------------------------
                    Decatur Income     Decatur Total        Decatur Income    Decatur Total       Blue Chip         Social Awareness
                    Fund A Class       Return Fund A        Fund A Class      Return Fund A       Fund A Class      Fund A Class
                    (At Offer)(1)(4)   Class (At Offer)(1)  (At Offer)(1)(4)  Class (At Offer)(1) (At Offer)(1)(2)  (At Offer)(1)(2)
                    ----------------   -------------------  ----------------  ------------------- ----------------  ----------------
3 months ended
11/30/97                N/A                N/A               (1.94%)           (2.03%)             (0.20%)           2.28%
6 months ended
11/30/97                N/A                N/A               5.07%             4.96%               6.49%             11.20%
9 months ended
11/30/97                N/A                N/A               10.91%            11.47%              11.80%            17.52%
1 year ended
11/30/97                17.61%             18.11%            17.61%            18.11%              N/A               N/A
3 years ended
11/30/97                24.25%             25.72%            91.80%            98.71%              N/A               N/A
5 years ended
11/30/97                17.18%             17.91%            120.90%           127.90%             N/A               N/A
10 years ended
11/30/97                14.45%             16.21%            285.54%           349.18%             N/A               N/A
15 years ended
11/30/97                14.88%             N/A               700.53%           N/A                 N/A               N/A
Life of Fund(3)         12.45%             13.97%            11,771.42%        336.13%             9.20%             14.52%

(1) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods.
(2) Certain expenses of Blue Chip Fund and Social Awareness Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.
(3) Decatur Income Fund A Class commenced operations on March 18, 1957. Decatur Total Return Fund A Class commenced operations on August 27, 1986. Blue Chip Fund A Class commenced operations on February 24, 1997. Social Awareness Fund A Class commenced operations on February 24, 1997.
(4) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.

                       Average Annual Total Return                                  Cumulative Total Return
                    -----------------------------------   -------------------------------------------------------------------------
                    Decatur Income    Decatur Total       Decatur Income      Decatur Total        Blue Chip         Social
                    Fund B Class      Return Fund B       Fund B Class        Return Fund B        Fund B Class      Awareness Fund
                    (Including        Class (Including    (Including          Class (Including     (Including        A B Class
                    CDSC)(1)          CDSC)(1)            CDSC)(1)            CDSC)(1)             CDSC)(1)(2)(3)    (Including
                                                                                                                     CDSC)(1)(2)(4)
                    --------------    ----------------    ---------------     ----------------     --------------    --------------
3 months ended
11/30/97               N/A               N/A                 (1.19%)             (1.28%)               0.72%            3.44%
6 months ended
11/30/97               N/A               N/A                 6.02%               5.95%                 7.64%            12.49%
9 months ended
11/30/97               N/A               N/A                 12.03%              12.59%                13.07%           19.16%
1 year ended
11/30/97               18.73%            19.45%              18.73%              19.45%                N/A              N/A

(1) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.
(2) Certain expenses of Blue Chip Fund and Social Awareness Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.
(3) Cumulative total return from February 24, 1997 (commencement of operations) through November 30, 1997 was 10.29% for Blue Chip Fund B Class.
(4) Cumulative total return from February 24, 1997 (commencement of operations) through November 30, 1997 was 15.94% for Social Awareness Fund B Class.

                   The Real Estate Investment Trust Portfolio
                                REIT Fund A Class
                                REIT Fund B Class

     Supplement to Statement of Additional Information dated August 31, 1998


The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:


                                      Average Annual Total Return               Cumulative Total Return
                                      REIT Fund A Class (At Offer)(1)(2)        REIT Fund A Class (At Offer)(1)(2)
                                      ----------------------------------        ----------------------------------
3 months ended 4/30/98                N/A                                       (7.87%)
6 months ended 4/30/98                N/A                                       (4.16%)
9 months ended 4/30/98                N/A                                       2.88%
1 year ended 4/30/98                  18.43%                                    18.43%
Life of Fund(3)                       26.86%                                    77.07%


(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waivers and payments, performance would have been affected negatively.

(2) The total return presented above is based upon the performance of the original (and then only) class of shares offered by The Real Estate Investment Trust Portfolio, which did not carry a front-end sales charge and was not subject to Rule 12b-1 distribution expenses. That original class has been redesignated REIT Fund A Class. Effective October 14, 1997, a front-end sales charge was imposed on sales of those shares and effective November 3, 1997 the class was subject to annual 12b-1 distribution expenses of up to 0.30% of average daily net assets of the class. Performance numbers for REIT Fund A Class (At Offer) are calculated giving effect to the sales charge. For periods prior to November 3, 1997, no adjustment has been made to reflect the effect of 12b-1 payments. Performance on and after November 3, 1997 will be affected by 12b-1 payments. REIT Fund A Class is subject to other expenses (at a higher rate than applicable to the original class) which may affect performance of the Class. Beginning November 2, 1998, the front-end sales charge was increased from 4.75% to 5.75%. The performance numbers have been calculated to reflect 5.75% as the applicable sales charge for all periods.

(3) Date of initial sale of the original class (now REIT Fund A Class) was December 6, 1995.


                                      Cumulative Total Return
                                      REIT Fund B Class
                                      (Including CDSC)(1)(2)
                                      -----------------------
3 months ended 4/30/98                (7.38%)
Life of Fund(3)                       (3.03%)

(1) Certain expenses of the Portfolio have been waived and paid by the investment adviser. In the absence of such waivers and payments, performance would have been affected negatively.

(2) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.

(3)      Class B Shares commenced operations on November 11, 1997.

                            International Equity Fund
                               Global Equity Fund
                              Emerging Markets Fund

    Supplement to Statement of Additional Information dated February 4, 1998

The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:



                                 Average Annual Total Return                              Cumulative Total Return
                      -------------------------------------------------      --------------------------------------------------
                      International                        Emerging          International                        Emerging
                      Equity Fund A      Global Equity     Markets Fund      Equity Fund A      Global Equity     Markets Fund
                      Class (At          Fund A Class      A Class (At       Class (At          Fund A Class      A Class (At
                      Offer)(1)(2)       (At Offer)        Offer)(1)(2)      Offer)(1)(2)       (At Offer)        Offer)(1)(2)
                                         (1)(2)(4)                                              (1)(2)(4)
                      -------------      -------------     ------------      --------------     -------------     -------------
3 months ended
11/30/97              N/A                N/A               N/A               (8.67%)            (4.28%)           (19.37%)

6 months ended
11/30/97              N/A                N/A               N/A               (10.55%)           (2.68%)           (19.87%)

9 months ended
11/30/97              N/A                N/A               N/A               (4.44%)            2.48%             (16.12%)

1 year ended
11/30/97              (2.65%)            3.60%             (2.76%)           (2.65%)            3.60%             (2.76%)

3 years ended
11/30/97              9.35%              N/A               N/A               30.75%             N/A               N/A

5 years ended
11/30/97              11.93%             N/A               N/A               75.72%             N/A               N/A

Life of Fund(3)       9.04%              14.51%            (2.07%)           69.41%             48.70%            (3.04%)


(1) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods.

(2) Certain expenses of each Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.

(3) International Equity Fund A Class commenced operations on October 31, 1991. Global Equity Fund A Class (formerly known as Global Assets Fund A Class) commenced operations on December 27, 1994. Emerging Markets Fund A Class commenced operations on June 10, 1996.

(4) During this period, Global Equity Fund was known as Global Assets Fund; the above performance does not reflect the shift in investment focus made effective July 21, 1998, the date on which the Fund's name was changed.




                                Average Annual Total Return                            Cumulative Total Return
                      ------------------------------------------------     ---------------------------------------------------
                                                           Emerging                                               Emerging
                      International      Global Equity     Market Fund     International        Global Equity     Markets Fund
                      Equity Fund B      Fund B Class      B Class         Equity Fund B        Fund B Class      B Class
                      Class (Including   (Including        (Including      Class (Including     (Including        (Including
                      CDSC)(1)(2)        CDSC)(1)(2)(3)    CDSC)(1)(2)     CDSC)(1)(2)          CDSC)(1)(2)(3)    CDSC)(1)(2)
                      ----------------   --------------    -----------     ----------------     --------------    -------------
3 months ended
11/30/97              N/A                N/A               N/A             (8.16%)              (3.57%)           (18.88%)

6 months ended
11/30/97              N/A                N/A               N/A             (10.12%)             (2.11%)           (19.56%)

9 months ended
11/30/97              N/A                N/A               N/A             (4.13%)              3.17%             (15.97%)

1 year ended
11/30/97              (2.46%)            4.18%             (2.52%)         (2.46%)              4.18%             (2.52%)


(1) Certain expenses of each Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.

(2) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.

(3) During this period, Global Equity Fund was known as Global Assets Fund; the above performance does not reflect the shift in investment focus made effective July 21, 1998, the date on which the Fund's name was changed.

                                  Delaware Fund
                                   Devon Fund

    Supplement to Statement of Additional Information dated December 30, 1997

The following replaces all references to maximum front-end sales charge for Class A Shares and contingent deferred sales charges for Class B Shares:

         Beginning November 2, 1998, the maximum front-end sales charge for Class A Shares is 5.75%. Also beginning November 2, 1998, the contingent deferred sales charge for Class B Shares is as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter.

The following replaces Average Annual Total Return and Cumulative Total Return for certain periods shown under Performance Information:

___________________________________________________________________________________________________________________________

                           Average Annual Total Return                           Cumulative Total Return
___________________________________________________________________________________________________________________________
                      Delaware Fund A            Devon Fund A               Delaware Fund A          Devon Fund A
                      Class (At Offer)(1)(5)     Class (At Offer)(1)(2)     Class (At Offer)(1)(5)   Class (At Offer)(1)(2)
___________________________________________________________________________________________________________________________
3 months ended
10/31/97              N/A                        N/A                        (6.57%)                  (7.12%)
6 months ended
10/31/97              N/A                        N/A                        7.17%                    11.30%
9 months ended
10/31/97              N/A                        N/A                        7.72%                    12.72%
1 year ended
10/31/97              15.02%                     24.53%                     15.02%                   24.53%
3 years ended
10/31/97              15.78%                     23.54%                     55.21%                   88.57%
5 years ended
10/31/97              12.08%                     N/A                        76.85%                   N/A
10 years ended
10/31/97              13.51%                     N/A                        255.09%                  N/A
15 years ended
10/31/97              12.66%                     N/A                        498.16%                  N/A
Life of Fund(3)       11.25%                     20.70%                     56,771.04%               106.00%
___________________________________________________________________________________________________________________________

___________________________________________________________________________________________________________________________

                           Average Annual Total Return                           Cumulative Total Return
__________________________________________________________________________________________________________________________
                      Delaware Fund B            Devon Fund B               Delaware Fund B          Devon Fund B
                      Class (Including           Class (Including           Class (Including         Class (Including
                      CDSC)(4)                   CDSC)(2)(4)                CDSC)(4)                 CDSC)(2)(4)
___________________________________________________________________________________________________________________________
3 months ended
10/31/97              N/A                        N/A                        (5.97%)                  (6.49%)
6 months ended
10/31/97              N/A                        N/A                        8.24%                    12.69%
9 months ended
10/31/97              N/A                        N/A                        8.59%                    13.99%
1 year ended
10/31/97              16.09%                     26.21%                     16.09%                   26.21%
___________________________________________________________________________________________________________________________

(1) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance numbers have been calculated using 5.75% as the applicable sales charge for all time periods.
(2) Certain expenses of Devon Fund have been waived and paid by the Manager. In the absence of such waivers and payments, performance would have been affected negatively.
(3) Delaware Fund A Class commenced operations on April 25, 1938. Devon Fund A Class commenced operations on December 29, 1993. (4) Effective November 2, 1998, the CDSC schedule for Class B Shares changed as follows: 5% if shares are redeemed within one year after purchase; 4% if shares are redeemed within two years after purchase; 3% if shares are redeemed within the third or fourth year after purchase; 2% if shares are redeemed within the fifth year after purchase; 1% if shares are redeemed within the sixth year after purchase; and 0% thereafter. The above performance numbers have been calculated using this schedule for the time periods shown.
(5) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.